Federal Home Loan Bank Advances - Advances from Federal Home Loan Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from August 2013 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.50%	$ 40,261	$ 50,295